Mortgage Loan On Real Estate	12 Months Ended
Dec. 31, 2010
Mortgage Loan On Real Estate [Abstract]
Mortgage Loan On Real Estate

SCHEDULE IV — MORTGAGE LOAN ON REAL ESTATE

MEDICAL PROPERTIES TRUST, INC. AND MPT OPERATING PARTNERSHIP, L.P.

Column A	Column B	Column C	Column D	Column E	Column F	Column G(3)	Column H
Description	Interest Rate	Final Maturity Date	Periodic Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or Interest
	(Dollar amounts in thousands)
Long-term first mortgage loan:			Payable in monthly installments of interest plus principal payable in full at maturity
Desert Valley Hospital	9.9%	2022		(1)	70,000	70,000	(2)
Desert Valley Hospital	10.7%	2022		(1)	20,000	20,000	(2)
Chino Valley Medical Center	9.9%	2022		(1)	50,000	50,000	(2)
Paradise Valley Hospital	9.6%	2022		(1)	25,000	25,000	(2)

					$165,000	$165,000

(1)	There were no prior liens on loans as of December 31, 2010.
(2)	The mortgage loan was not delinquent with respect to principal or interest.
(3)	The aggregate cost for Federal income tax purposes is $165,000.

Changes in mortgage loans for the years ended December 31, 2010, 2009, and 2008 are summarized as follows:

	Year Ended December 31,
	2010	2009	2008
	(Dollar amounts in thousands)
Balance at beginning of year	$200,164	$185,000	$185,000
Additions during year:
New mortgage loans and additional advances on existing loans	7,836	15,164	—

	208,000	200,164	185,000

Deductions during year:
Collection of principal	(43,000)	—	—

	(43,000)	—	—

Balance at end of year	$165,000	$200,164	$185,000